Warranty	12 Months Ended
Dec. 31, 2023
Guarantees and Product Warranties [Abstract]
Warranty
15.	WARRANTY
The following is a continuity of the Company’s warranty accruals:

	2023	2022
Balance, beginning of year	$257	$247
Expense, net	85	101
Settlements	(91)	(77)
Business combination [note 7]	12	—
Foreign exchange and other	7	(14)

	$270	$257